January 31, 2024

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Causeway Capital Management Trust
Causeway International Value Fund
Causeway Global Value Fund
Causeway Emerging Markets Fund
Causeway International Opportunities Fund
Causeway International Small Cap Fund
File Nos. 333-67552; 811-10467
Post-Effective Amendment No. 59 Filing Pursuant to 497(j)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), I hereby certify on behalf of the Causeway International Value Fund, the Causeway Global Value Fund, the Causeway Emerging Markets Fund, the Causeway International Opportunities Fund, and the Causeway International Small Cap Fund that the Prospectus and Statement of Additional Information dated January 26, 2024 that would have been filed pursuant to Rule 497(c) of the 1933 Act does not differ from that filed as part of Post-Effective Amendment No. 59 filed electronically on January 26, 2024.

Please do not hesitate to contact me at (310) 231-6100 should you have any questions.

Sincerely,

/s/ Gracie V. Fermelia
Gracie V. Fermelia President, Causeway Capital Management Trust